Long-term investments	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Long-term investments
8. Long-term investments:

	June 30, 2026	December 31, 2025
Cespira Canada LP	$16,993	$19,385
Cespira Sweden AB	27,035	23,329
	$44,028	$42,714
During the three and six months ended June 30, 2026, the Company recognized its share of Cespira's losses of $1,283 and $2,664, respectively as a loss from investment accounted for by the equity method (three and six months ended June 30, 2025 - $3,686 and $7,570).
During the three and six months ended June 30, 2026, the Company contributed additional capital of $3,512 and $6,364, respectively, into Cespira (three and six months ended June 30, 2025 - $4,185 and $8,871, respectively).
8. Long-term investments (continued):
The carrying amount and maximum exposure to losses relating to Cespira were as follows:

	June 30, 2026
	Carrying amount	Maximum exposure to loss
Equity method investment in Cespira	$44,028	$44,028
Accounts receivable due from Cespira	289	289

Combined assets, liabilities, revenue and expenses of Cespira, are as follows:

	June 30,	December 31,
	2026	2025
Current assets:
Cash and cash equivalents	$16,164	$14,869
Accounts receivable	18,840	18,718
Inventories	9,026	11,566
Prepaid expenses	849	1,157
	44,879	46,310
Property, plant and equipment and right-of-use assets	45,459	46,352
Intangible assets and goodwill	7,000	7,516
Other long-term assets	$16,626	$17,139
Total assets	$113,964	$117,317
Current liabilities:
Accounts payable	$16,670	$20,810
Current portion of provisions	2,034	2,519
Other current liabilities	5,481	6,266
	24,185	29,595
Long-term portion of provisions	2,342	1,618
Onerous contract provisions	1,230	2,890
Total liabilities	$27,757	$34,103
Net assets	$86,207	$83,214
8. Long-term investments (continued):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Product revenue	$18,918	$8,344	$34,049	$18,450
Aftermarket revenue	5,517	2,647	9,878	5,719
Service revenue	2,636	1,029	5,393	4,650
	$27,071	$12,020	$49,320	$28,819
Cost of revenue	23,257	13,946	43,930	30,230
Gross profit	3,814	(1,926)	5,390	(1,411)
Operating expenses:
Research and development	1,182	1,888	2,662	4,890
General and administrative	2,969	2,692	5,232	5,419
Sales and marketing	621	322	882	618
Foreign exchange (gain) loss	263	(845)	(449)	(88)
Depreciation and amortization	899	860	1,773	1,590
	5,934	4,917	10,100	12,429
Loss from operations	(2,120)	(6,843)	(4,710)	(13,840)
Interest income, net of bank charges	(73)	25	(19)	32
Loss before income taxes	(2,193)	(6,818)	(4,729)	(13,808)
Income tax (recovery) expense	182	(72)	168	(64)
Net loss	$(2,375)	$(6,746)	$(4,897)	$(13,744)